Annual Total Returns - Fidelity® International Sustainability Index Fund [BarChart] - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® International Sustainability Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 09, 2017
Fidelity International Sustainability Index Fund
Bar Chart Table:
Annual Return 2018	(13.99%)
Annual Return 2019	22.18%